Provision for Restructuring and Other Costs	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Provision for Restructuring and Other Costs

16	Provision for restructuring and other costs

In the third quarter of 2017, AEZS Germany and its Works Council approved a restructuring program (the “2017 German Restructuring”), which was rolled out as a part of the continued strategy to transition into a commercially operating specialty biopharmaceutical organization focused on the commercialization of Macrilen™ (macimorelin). On June 6, 2019, the Company announced that it was further reducing the size of its German workforce to more closely reflect the Company’s ongoing commercial activities in Frankfurt. AEZS Germany and its Works Council approved a restructuring that affects 8 employees and was completed on January 31, 2020.

The changes in the Company’s provision for restructuring and other costs can be summarized as follows:

	Other provision	Cetrotide(R) onerous contracts	2017 German Restructuring: onerous lease	German Restructuring: severance	Total
		$	$	$	$
January 1, 2018	9	473	1,208	1,807	3,497
Provision recognized	—	317	—	—	317
Utilization of provision	(9)	(222)	(467)	(1,202)	(1,900)
Change in the provision	—	—	(21)	(432)	(453)
Unwinding of discount and impact of foreign exchange rate changes	—	(21)	(57)	(85)	(163)
December 31, 2018	—	547	663	88	1,298
Adoption of IFRS 16 (note 5a)	—	—	(663)	—	(663)
Provision recognized	—	—	—	507	507
Utilization of provision	—	(137)	—	(252)	(389)
Change in the provision	—	4	—	—	4
Unwinding of discount and impact of foreign exchange rate changes	—	(18)	—	(13)	(31)
December 31, 2019	—	396	—	330	726
Less: current portion	—	(88)	—	(330)	(418)
Non-current portion	—	308	—	—	308